UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2009

Check here if Amendment:           |_|; Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ron O'Donnell
Title:  President/CEO
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Ron O'Donnell		       Billings, Montana	       December 12, 2009
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        33

Form 13F Information Table Value Total:   $ 42,550
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                                December 31, 2009


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
AMGEN INC                       COM                 031162100     423       7,475   SH	       SOLE	   NONE	               7,475
ASTRAZENECA, PLC                SPONSORED ADR       046353108   1,923      40,977   SH         SOLE        NONE    2,200      38,777
AVON PRODUCTS INC		COM                 054303102   1,397      44,344   SH         SOLE        NONE    2,200      42,144
BAKER HUGHES INC                COM                 057224107     943      23,285   SH         SOLE        NONE    1,500      21,785
BERKSHIRE HATHAWAY CL B         COM                 084670207   1,173         357   SH         SOLE        NONE       20         337
BP AMOCO PLC ADR                SPONSORED ADR       055622104   1,057      18,235   SH         SOLE        NONE    1,000      17,235
CONOCO PHILLIPS                 COM                 20825C104   1,117      21,863   SH         SOLE        NONE    1,200      20,663
EXECLON CORP	                COM                 30161N101     716      14,645   SH         SOLE        NONE    1,180      13,465
EXXONMOBIL                      COM                 30231G102     234       3,435   SH         SOLE        NONE                3,435
GANNETT INC		        COM                 364730101     870      58,586   SH         SOLE        NONE    5,250      53,336
GENERAL ELECTRIC                COM                 369604103   1,418      93,750   SH         SOLE        NONE    3,200      90,550
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   1,857      43,945   SH         SOLE        NONE    2,390      41,555
HOME DEPOT INC		        COM                 437076102	2,104      72,726   SH         SOLE        NONE    3,200      69,526
HONEYWELL INTERNATIONAL         COM                 438516106   1,040      26,543   SH         SOLE        NONE    1,700      24,843
INTEL CORP                      COM                 458140100     950      46,555   SH         SOLE        NONE    3,000      43,555
JOHNSONS & JOHNSONS             COM                 478160104   1,932      29,994   SH         SOLE        NONE    1,000      28,994
JP MORGAN CHASE & CO            COM                 46625H100     515      12,357   SH         SOLE        NONE               12,357
KIMBERLY CLARK		        COM                 494368103   1,904      29,880   SH         SOLE        NONE    1,200      28,680
LILLY ELI                	COM                 532457108   1,512      42,338   SH         SOLE        NONE    2,200      40,138
LOWES COS INC			COM		    548661107	1,996      85,340   SH         SOLE        NONE    3,860      81,480
MDU RESOURCES GROUP             COM                 552690109   1,044      44,225   SH         SOLE        NONE    2,400      41,825
MICROSOFT                       COM                 594918104   1,123      36,857   SH         SOLE        NONE    2,000      34,857
NEWELL RUBBERMAID    		COM                 651229106   1,361      90,666   SH         SOLE        NONE    4,700      85,966
PEPSICO INC      	        COM                 713448108   1,024      16,850   SH         SOLE        NONE    1,250      15,600
PFIZER             	 	COM                 717081103   1,926     105,856   SH         SOLE        NONE    5,850     100,006
PROCTER & GAMBLE CO  		COM                 742718109   1,035      17,073   SH         SOLE        NONE    1,200      15,873
SARA LEE CORP	                COM                 803111103   1,676     137,582   SH         SOLE        NONE    7,100     130,482
SYSCO CORPORATION  	        COM                 871829107   1,099      39,345   SH         SOLE        NONE    2,000      37,345
3M CO                           COM                 88579Y101   2,391      28,918   SH         SOLE        NONE    1,040      27,878
UNITED TECH CORP        	COM                 913017109   1,120      16,136   SH         SOLE        NONE    1,000      15,136
US BANCORP DEL		        COM NEW             902973304     840      37,310   SH         SOLE        NONE               37,310
WAL MART STORES INC             COM                 931142103   1,835      34,331   SH         SOLE        NONE               34,331
WELLS FARGO & CO NEW            COM                 949746101     995      35,382   SH         SOLE        NONE               35,382
